UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund:   BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 –	Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 115.2%
Corporate — 12.4%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy (a):
Nuclear Energy Project, Series B, 3.50%, 12/01/35	$3,745	$3,865,177
Nuclear Energy Corp. Project, Mandatory Put Bonds, Series A, 3.38%, 1/01/35	900	903,492
County of Delaware Pennsylvania IDA, Refunding RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series B, AMT (NPFGC), 5.00%, 11/01/36	2,520	2,567,174
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,510	1,743,129
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	1,900	2,221,860
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,751,453
Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/42	4,000	4,319,760
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	1,200	1,234,728
Pennsylvania Economic Development Financing Authority, Refunding RB:
Amtrak Project, Series A, 5.00%, 11/01/41	6,025	6,452,534
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	194,726
National Gypson Co., AMT, 5.50%, 11/01/44	135	138,628

		26,392,661
County/City/Special District/School District — 30.0%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	202,939
5.00%, 5/01/42	450	476,402
Bethlehem Area School District, GO, Series A (b):
5.00%, 8/01/34	1,610	1,812,023
5.00%, 8/01/35	1,210	1,358,515
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
Bristol Township School District, GO, 5.00%, 6/01/40	$775	$863,164
Chambersburg Area School District, GO:
5.25%, 9/01/15 (c)	640	650,854
5.25%, 3/01/27	1,860	1,889,425
(NPFGC), 5.25%, 3/01/26	2,115	2,149,665
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
(AGM), 5.25%, 12/15/32	5,000	5,535,000
(AGC), 5.00%, 8/01/24	2,370	2,706,658
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	1,095	1,261,287
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/41	500	535,355
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	180	196,457
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	500	567,945
East Stroudsburg Area School District, GO, Refunding, Series A (AGM), 5.00%, 9/01/25	3,000	3,253,560
East Stroudsburg Area School District, GO, Series A:
7.75%, 9/01/17 (c)	960	1,114,733
7.75%, 9/01/17 (c)	985	1,144,757
7.75%, 9/01/27	55	63,587
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,077,328
Marple Newtown School District, GO, (AGM), 5.00%, 6/01/31	4,100	4,606,104
Northeastern School District York County, GO, Series B (NPFGC), 5.00%, 4/01/17 (c)	1,585	1,717,110
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	771,036
Philadelphia School District, GO, Series E:
6.00%, 9/01/18 (c)	55	63,907
6.00%, 9/01/38	3,345	3,790,052
Philipsburg-Osceola Pennsylvania Area School District, GO, (AGM), 5.00%, 4/01/41	910	951,141
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 9/01/30 (d)	6,145	3,598,451

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 7/15/34	$2,190	$2,398,641
Corry Area School District, CAB, 0.00%, 12/15/22 (d)	1,640	1,331,024
Corry Area School District, CAB, 0.00%, 12/15/23 (d)	1,980	1,526,679
Corry Area School District, CAB, 0.00%, 12/15/24 (d)	1,980	1,461,755
Corry Area School District, CAB, 0.00%, 12/15/25 (d)	1,770	1,256,806
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	1,285	1,399,108
School District Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	1,500	1,588,545
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	6,925	7,871,093
Township of Falls Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,404,747

		63,595,853
Education — 12.4%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	114,203
5.00%, 8/15/25	100	113,840
5.00%, 8/15/26	100	113,840
County of Chester Pennsylvania IDA, Refunding RB, Renaissance Academy Charter, 5.00%, 10/01/34	160	170,573
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	215,246
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	415	467,954
Villanova University, 5.25%, 12/01/31	100	113,308
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	$1,650	$1,783,270
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,460	1,516,765
Thomas Jefferson University, 5.00%, 3/01/40	1,000	1,071,670
University of Science Philadelphia, 5.00%, 11/01/31	775	876,432
University of Science Philadelphia, 5.00%, 11/01/33	2,400	2,691,696
University of the Sciences Philadelphia, 5.00%, 11/01/30	940	1,067,455
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	3,930	4,344,222
La Salle University, 5.00%, 5/01/37	1,325	1,416,345
La Salle University, 5.00%, 5/01/42	1,855	1,975,445
State System of Higher Education, Series AL, 5.00%, 6/15/35	280	316,134
Thomas Jefferson University, 4.00%, 3/01/37	445	450,576
Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	500	504,590
Widener University, Series A, 5.25%, 7/15/33	1,580	1,740,165
Widener University, Series A, 5.50%, 7/15/38	385	426,464
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,129,250
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	830	946,822

2	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35 (b)	$435	$463,910
5.00%, 7/01/35	485	511,913
5.00%, 7/01/45	300	313,689
5.00%, 7/01/47 (b)	820	864,067
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	610	690,410

		26,410,254
Health — 20.5%
County of Allegheny Pennsylvania Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/26	2,000	2,528,800
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center:
Project, Series A3, 5.50%, 11/01/31	500	574,565
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center (concluded):
Series A, 5.00%, 11/01/40	765	837,216
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	2,410	2,919,016
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	210	217,566
Diakon Lutheran, 6.38%, 1/01/39	1,000	1,105,400
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	500	580,095
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	455,392
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Lancaster Hospital Authority, Refunding RB:
Health Center Masonic Village Project, 5.00%, 11/01/28	$575	$663,619
Health Center Masonic Village Project, 5.00%, 11/01/35	425	472,719
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/33	7,995	8,554,730
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	490	533,884
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community:
Series A, 4.50%, 11/15/36	120	120,406
Series A-1, 6.25%, 11/15/29	235	267,092
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	865	932,963
County of Montgomery Pennsylvania IDA, Refunding RB (concluded):
Acts Retirement-Life Communities, 5.00%, 11/15/28	555	595,138
Whitemarsh Continuing Care, 5.25%, 1/01/40	220	222,059
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	547,970
Geisinger Authority Pennsylvania, RB, Health System, Series A, 5.25%, 6/01/39	1,000	1,109,860
Lancaster IDA, Refunding RB:
5.38%, 5/01/28	520	561,408
5.75%, 5/01/35	865	943,663
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	7,815	7,968,330

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	$1,000	$1,115,210
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	940	1,035,119
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (e)	2,055	2,334,624
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (c)	2,055	2,452,478
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A, 5.00%, 6/01/44	2,130	2,361,020
Southcentral General Authority, Wellspan Health Obligation Group, Series A:
6.00%, 12/01/18 (c)	595	697,191
Southcentral General Authority, Wellspan Health Obligation Group, Series A (concluded):
6.00%, 6/01/29	655	740,903

		43,448,436
Housing — 6.0%
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	2,305	2,290,963
3.70%, 10/01/42	3,540	3,456,350
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 096-A, 4.70%, 10/01/37	735	741,101
Series 097-A, 4.65%, 10/01/31	1,300	1,333,839
Series 099-A, 5.15%, 4/01/38	1,065	1,117,270
Series 115-A, 4.20%, 10/01/33	750	781,687
Philadelphia Housing Authority, RB, Capital Fund Program, Series A (AGM), 5.50%, 12/01/18	3,000	3,036,900

		12,758,110
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State — 9.0%
Commonwealth of Pennsylvania, GO:
5.00%, 3/15/33	$1,775	$2,029,074
1st Series, 5.00%, 11/15/24	2,000	2,352,280
1st Series, 5.00%, 4/01/26	1,385	1,619,079
1st Series, 5.00%, 6/15/26	390	463,055
1st Series, 5.00%, 3/15/28	825	931,095
1st Series, 5.00%, 6/01/28	4,460	5,131,408
1st Series, 5.00%, 3/15/29	275	309,328
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	1,100	1,108,888
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/32	4,600	5,105,632

		19,049,839
Transportation — 14.7%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	3,825	4,171,660
AMT (AGM), 5.00%, 6/15/37	5,900	6,108,506
Delaware River Port Authority, RB:
5.00%, 1/01/29	475	542,740
5.00%, 1/01/37	2,285	2,572,042
Series D, 5.00%, 1/01/40	750	828,090
Series D (AGM), 5.00%, 1/01/40	1,560	1,730,009
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (d)	4,760	1,332,133
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (d)	1,275	440,194
Sub-Series A, 6.00%, 12/01/16 (c)	800	869,440
Sub-Series A, 5.13%, 12/01/26	100	114,459
Pennsylvania Turnpike Commission, Refunding RB:
Sub-Series A-1, 5.25%, 12/01/45	3,270	3,692,157
Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,916,500

4	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Transportation (concluded)
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	$1,860	$2,068,673
5.00%, 6/01/29	2,465	2,731,540

		31,118,143
Utilities — 10.2%
Allegheny County Sanitary Authority, Refunding RB, Series A (NPFGC), 5.00%, 12/01/30	5,000	5,124,250
City of Philadelphia Pennsylvania Gas Works, RB:
1998 General Ordinance, 4th Series (AGM), 5.00%, 8/01/32	3,300	3,310,527
9th Series, 5.25%, 8/01/40	1,700	1,888,360
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	800	885,840
Series C (AGM), 5.00%, 8/01/40	3,350	3,703,392
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement, 5.25%, 12/01/41	1,410	1,614,083
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	30	33,202
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	420	474,902
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	1,605	1,764,858
Reading Area Water Authority Pennsylvania, RB, (AGM), 5.00%, 6/01/17 (c)	2,680	2,915,385

		21,714,799
Total Municipal Bonds in Pennsylvania		244,488,095

Guam — 0.5%
State — 0.5%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	955	1,050,462
Total Municipal Bonds — 115.7%		245,538,557
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania — 34.3%
Education — 8.3%
Pennsylvania Higher Educational Facilities Authority, RB:
Series AE (NPFGC), 4.75%, 6/15/16 (c)	$8,845	$9,176,849
University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	5,120	6,034,022
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	2,202	2,492,352

		17,703,223
Health — 9.5%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	3,000	3,313,860
Series A, 5.25%, 6/01/39	3,128	3,472,147
Series A-1, 5.13%, 6/01/41	7,430	8,223,735
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	4,680	5,153,569

		20,163,311
Housing — 1.5%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	3,000	3,126,750
State — 15.0%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	5,203	5,872,528
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Senior Series C (NPFGC), 5.00%, 12/01/32	10,000	11,099,200
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	14,026	14,854,150

		31,825,878
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.3%		72,819,162
Total Long-Term Investments (Cost — $296,681,265) — 150.0%		318,357,719

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF Pennsylvania Municipal Money Fund, 0.00% (g)(h)	16,259,407	$16,259,407
Total Short-Term Securities (Cost — $16,259,407) — 7.7%		16,259,407
Total Investments (Cost — $312,940,672*) — 157.7%		334,617,126
Liabilities in Excess of Other Assets — (0.6)%		(1,160,534)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.2%)		(38,620,577)
VRDP Shares, at Liquidation Value — (38.9%)		(82,600,000)

Net Assets Applicable to Common Shares — 100.0%		$212,236,015

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$275,071,333

Gross unrealized appreciation	$22,184,987
Gross unrealized depreciation	(1,248,847)

Net unrealized appreciation	$20,936,140

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Janney Montgomery Scott LLC	$3,170,538	$(5,004)
RBC Capital Markets, LLC	$1,327,977	$(12,715)

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Security is collateralized by municipal or U.S. Treasury obligations.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BIF Pennsylvania Municipal Money Fund	1,714,474	14,544,933	16,259,407	$1

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)

6	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(135)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$17,330,625	$(117,721)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$318,357,719	—	$318,357,719
Short-term Securities	$16,259,407	—	—	16,259,407

Total	$16,259,407	$318,357,719	—	$334,617,126

[1] See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2015	7

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(117,721)	—	—	$(117,721)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,677	—	—	$9,677
Cash pledged for financial futures contracts	192,000	—	—	192,000
Liabilities:
TOB Trust Certificates	—	$(38,609,653)	—	(38,609,653)
VRDP Shares	—	(82,600,000)	—	(82,600,000)

Total	$201,677	$(121,209,653)	—	$(121,007,976)

During the period ended April 30, 2015, there were no transfers between levels.

8	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2015